SUBSEQUENT EVENTS (Details Narrative) - Titan Trucking LLC [Member] - USD ($)		1 Months Ended
	May 19, 2023	Apr. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Notes payable			$ 3,883,689
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable		$ 592,470
Debt instrument maturity date		Apr. 30, 2028
Debt instrument, desscription		Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.
Interest rate percentage		10.50%
Subsequent Event [Member] | Titan Merger Agreement [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued	630,900